Document and Entity Information	Oct. 30, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity File Number	1-4488
Entity Registrant Name	MESABI TRUST
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-6022277
Entity Address, Address Line One	1 Columbus Circle, 17th Floor
Entity Address, Adress Line Two	Mail Stop: NYC01-1710
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	904
Local Phone Number	271-2520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Units of Beneficial Interest, no par value
Trading Symbol	MSB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000065172
Amendment Flag	false